                                                                               .
                                                                               .
                                                                               .

                                                                    Exhibit 99.1

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                  May, 2008
Payment Date                                                                                                       6/16/2008
Transaction Month                                                                                                          5

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $7,573,193.76

PRINCIPAL:
 Principal Collections                                                                                        $53,598,728.73
 Prepayments in Full                                                                                          $18,620,036.93
 Liquidation Proceeds                                                                                          $1,358,588.91
   Recoveries                                                                                                      $5,864.96
                                                                                                                   ---------
     SUB TOTAL                                                                                                $73,583,219.53
                                                                                                              --------------
COLLECTIONS                                                                                                   $81,156,413.29

PURCHASE AMOUNTS:
 Purchase Amounts Related to Principal                                                                           $232,945.06
 Purchase Amounts Related to Interest                                                                                $930.67
                                                                                                                     -------
     SUB TOTAL                                                                                                   $233,875.73

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00

AVAILABLE FUNDS                                                                                               $81,390,289.02

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 May, 2008
Payment Date                                                                                                      6/16/2008
Transaction Month                                                                                                         5

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00            $0.00       $0.00       $0.00     $81,390,289.02
Indenture Trustee Fees and                                $0.00            $0.00       $0.00       $0.00     $81,390,289.02
Servicing Fee                                     $1,733,439.14    $1,733,439.14       $0.00       $0.00     $79,656,849.88
Net Swap Payment - Class A-2                        $308,132.84      $308,132.84       $0.00       $0.00     $79,348,717.04
Net Swap Payment - Class A-3b                        $68,374.00       $68,374.00       $0.00       $0.00     $79,280,343.04
Swap Termination Payment                                  $0.00            $0.00       $0.00       $0.00     $79,280,343.04
Interest - Class A-1 Notes                          $807,436.01      $807,436.01       $0.00       $0.00     $78,472,907.03
Interest - Class A-2 Notes                        $1,966,627.16    $1,966,627.16       $0.00       $0.00     $76,506,279.87
Interest - Class A-3a Notes                       $1,541,760.00    $1,541,760.00       $0.00       $0.00     $74,964,519.87
Interest - Class A-3b Notes                         $662,876.00      $662,876.00       $0.00       $0.00     $74,301,643.87
Interest - Class A-4 Notes                          $486,162.50      $486,162.50       $0.00       $0.00     $73,815,481.37
First Priority Principal Payment                          $0.00            $0.00       $0.00       $0.00     $73,815,481.37
Interest - Class B Notes                            $291,817.50      $291,817.50       $0.00       $0.00     $73,523,663.87
Second Priority Principal Payment                         $0.00            $0.00       $0.00       $0.00     $73,523,663.87
Interest - Class C Notes                            $239,805.00      $239,805.00       $0.00       $0.00     $73,283,858.87
Third Priority Principal Payment                 $38,458,432.15   $38,458,432.15       $0.00       $0.00     $34,825,426.72
Interest - Class D Notes                            $292,000.00      $292,000.00       $0.00       $0.00     $34,533,426.72
Reserve Account Deposit                                   $0.00            $0.00       $0.00       $0.00     $34,533,426.72
Regular Principal Payment                       $187,638,121.45   $34,533,426.72       $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00            $0.00       $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00            $0.00       $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00            $0.00       $0.00       $0.00              $0.00
                                                                           -----
TOTAL                                                             $81,390,289.02

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $38,458,432.15
                                                                      Regular Principal Payment              $34,533,426.72
                                                                                                             --------------
                                                                      TOTAL                                  $72,991,858.87

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $72,991,858.87         $134.18     $807,436.01            $1.48   $73,799,294.88            $135.66
Class A-2 Notes                  $0.00           $0.00   $1,966,627.16            $2.77    $1,966,627.16              $2.77
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $662,876.00            $2.95      $662,876.00              $2.95
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $72,991,858.87                   $6,288,484.17                    $79,280,343.04

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                         May, 2008
Payment Date                                                                                                              6/16/2008
Transaction Month                                                                                                                 5

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                     $226,096,553.60             0.4156187     $153,104,694.73             0.2814425
Class A-2 Notes                                     $710,400,000.00             1.0000000     $710,400,000.00             1.0000000
Class A-3a Notes                                    $467,200,000.00             1.0000000     $467,200,000.00             1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000     $225,000,000.00             1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000     $133,500,000.00             1.0000000
Class B Notes                                        $65,700,000.00             1.0000000      $65,700,000.00             1.0000000
Class C Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
Class D Notes                                        $43,800,000.00             1.0000000      $43,800,000.00             1.0000000
                                                     --------------             ---------      --------------             ---------
TOTAL                                             $1,915,496,553.60             0.8576594   $1,842,504,694.73             0.8249775

POOL INFORMATION
 Weighted Average APR                                                              4.492%                                    4.487%
 Weighted Average Remaining Term                                                    46.92                                     46.29
 Number of Receivables Outstanding                                                128,453                                   124,918
 Pool Balance                                                           $2,080,126,968.24                         $2,005,243,062.68
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,900,819,986.48                         $1,833,238,121.45
 Pool Factor                                                                    0.8667198                                 0.8355182

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $20,052,430.63
Yield Supplement Overcollateralization Amount                                                                       $172,004,941.23
Targeted Overcollateralization Amount                                                                               $180,057,375.70
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $162,738,367.95

VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                              May, 2008
Payment Date                                                                                                   6/16/2008
Transaction Month                                                                                                      5

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      413     $1,073,605.93
(Recoveries)                                                                                        10         $5,864.96
                                                                                                               ---------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,067,740.97
Cumulative Net Losses Last Collection                                                                      $1,100,473.46
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $2,168,214.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.62%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                       1.13%               1,143     $22,575,349.37
61-90 Days Delinquent                                                       0.11%                  96      $2,150,494.95
91-120 Days Delinquent                                                      0.02%                  17        $376,739.70
Over 120 Days Delinquent                                                    0.02%                  16        $487,299.71
                                                                            -----                  --        -----------
TOTAL DELINQUENT RECEIVABLES                                                1.28%               1,272     $25,589,883.73

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                        69      $1,727,844.33
Total Repossesed Inventory                                                                         86      $2,370,992.34

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:
Second Preceding Collection Period                                                                                0.2398%
Preceding Collection Period                                                                                       0.3192%
Current Collection Period                                                                                         0.6273%
Three Month Average                                                                                               0.3954%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.0598%
Preceding Collection Period                                                                                       0.0701%
Current Collection Period                                                                                         0.1033%
Three Month Average                                                                                               0.0777%